[MetLife Letterhead]
MYRA L. SAUL
ASSOCIATE GENERAL COUNSEL
Metropolitan Life Insurance Company
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

VIA EDGAR TRANSMISSION
----------------------

October 26, 2006

Securities Exchange Commission
100 F Street, N.E.
Washington, DC   20549


Re:   MetLife Life and Annuity Company of Connecticut (MLACC)
      MetLife of CT Separate Account Six  for Variable Annuities
      MetLife Retirement Account Annuity
      333-58809/ 811-08869
      Rule 497(j) Certification

Commissioners:

      On behalf of MetLife Life and Annuity Company of Connecticut (MLACC) (the "Company") and MetLife of CT Separate Account Six for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated November 13, 2006 to the Prospectus dated May 1, 2006, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement to the Prospectus contained in Post-Effective Amendment No. 12 for the Account filed electronically with the Commission on October 23, 2006.

      If you have any questions, please contact me at (212) 578-5334.

Sincerely,

/s/ Myra L.  Saul
Myra L. Saul
Associate General Counsel